Income taxes - Offsetting Deferred Income Tax Assets Against Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Deferred income tax assets	$ (57,900)	$ (61,900)
Deferred income tax liabilities	16,809	8,719
Net deferred income tax assets	41,091	53,181	$ 46,439
Deferred tax assets (liabilities)
Statement Line Items [Line Items]
Deferred income tax assets	57,900	61,900
Deferred income tax liabilities	$ (16,809)	$ (8,719)